UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 FMC Select Fund
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-362-4099

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                     DATE OF REPORTING PERIOD: JULY 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS                                                                      FMC SELECT FUND
July 31, 2004                                                                                    (Unaudited)


                                                                                                      Market
                                                                                                      Value
                                                                                     Shares           (000)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (78.4%)
BANKS (6.5%)
   Bay View Capital*..........................................................        94,900        $  1,780
   Compass Bancshares.........................................................        10,185             449
   First Horizon National.....................................................        24,100           1,045
   North Fork Bancorporation..................................................       141,700           5,534
   TF Financial...............................................................        32,000             856
   US Bancorp.................................................................        65,000           1,840
   Washington Mutual..........................................................       110,396           4,283
                                                                                                    --------
                                                                                                      15,787
                                                                                                    --------
CONSUMER PRODUCTS (12.6%)
   Dorel Industries, Cl B*....................................................       175,700           5,403
   Kimberly-Clark.............................................................        93,600           5,997
   Mattel.....................................................................       329,800           5,778
   Reckitt Benckiser..........................................................       310,800           8,500
   Unilever ADR...............................................................       132,400           4,747
                                                                                                    --------
                                                                                                      30,425
                                                                                                    --------
DIVERSIFIED OPERATIONS (3.4%)
   Berkshire Hathaway, Cl A*..................................................            41           3,577
   Berkshire Hathaway, Cl B*..................................................         1,631           4,720
                                                                                                    --------
                                                                                                       8,297
                                                                                                    --------
ENERGY SERVICES (2.2%)
   Nabors Industries*.........................................................       114,400           5,320
                                                                                                    --------
FOOD, BEVERAGE & TOBACCO (6.3%)
   Del Monte Foods*...........................................................       485,700           5,119
   McCormick..................................................................       176,300           6,306
   Nestle.....................................................................        60,000           3,834
                                                                                                    --------
                                                                                                      15,259
                                                                                                    --------
HEALTH CARE PRODUCTS (9.6%)
   Abbott Laboratories........................................................       104,100           4,096
   Bard (C.R.)................................................................        68,400           3,776
   Baxter International.......................................................       180,400           5,425
   Pfizer.....................................................................       314,740          10,059
                                                                                                    --------
                                                                                                      23,356
                                                                                                    --------


                                       1


SCHEDULE OF INVESTMENTS                                                                      FMC SELECT FUND
July 31, 2004                                                                                    (Unaudited)


                                                                                                      Market
                                                                                                      Value
                                                                                     Shares           (000)
------------------------------------------------------------------------------------------------------------
HEALTH CARE SERVICES (7.8%)
   Cardinal Health............................................................       106,800        $  4,752
   HCA........................................................................       191,400           7,398
   Hospira*...................................................................        10,410             270
   IMS Health.................................................................        69,426           1,683
   UnitedHealth Group.........................................................        75,903           4,774
                                                                                                    --------
                                                                                                      18,877
                                                                                                    --------
INFORMATION SERVICES (5.0%)
   Amdocs*....................................................................       237,500           5,154
   First Data.................................................................       156,850           6,997
                                                                                                    --------
                                                                                                      12,151
                                                                                                    --------
INSURANCE (6.2%)
   Leucadia National*.........................................................        87,470           4,504
   Marsh & McLennan...........................................................       125,100           5,552
   Phoenix....................................................................       260,000           2,696
   UnumProvident..............................................................       138,700           2,212
                                                                                                    --------
                                                                                                      14,964
                                                                                                    --------
MEDIA (9.0%)
   Gannett....................................................................        48,300           4,016
   Harte-Hanks................................................................       296,550           7,165
   Liberty Media International, Cl A*.........................................       137,975           4,302
   Liberty Media, Cl A*.......................................................       386,672           3,279
   Scholastic*................................................................       113,400           3,119
                                                                                                    --------
                                                                                                      21,881
                                                                                                    --------
PROFESSIONAL SERVICES (2.6%)
   Gartner*...................................................................        49,462             617
   Rentokil Initial...........................................................     2,191,047           5,664
                                                                                                    --------
                                                                                                       6,281
                                                                                                    --------
RETAIL (5.4%)
   CVS........................................................................       179,200           7,503
   Dollar General.............................................................       292,693           5,649
                                                                                                    --------
                                                                                                      13,152
                                                                                                    --------
TELEPHONES & TELECOMMUNICATIONS (1.5%)
   US Cellular*...............................................................        91,800           3,603
                                                                                                    --------
UTILITIES (0.3%)
   Florida Public Utilities...................................................        40,533             677
                                                                                                    --------


                                       2

SCHEDULE OF INVESTMENTS                                                                      FMC SELECT FUND
July 31, 2004                                                                                    (Unaudited)


                                                                                     Face            Market
                                                                                 Amount (000)/        Value
                                                                                    Shares            (000)
------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK
  (Cost $147,229).............................................................                      $190,030
                                                                                                    --------
CONVERTIBLE BONDS (1.8%)
   Interim Services, CV to 26.8052 Shares per 1,000
      4.500%, 06/01/05........................................................      $  4,088           4,088
   Thermo Electron, CV to 23.9006 Shares per 1,000
      3.250%, 11/01/07........................................................           314             308
                                                                                                    --------
TOTAL CONVERTIBLE BONDS
  (Cost $4,178)...............................................................                         4,396
                                                                                                    --------
RIGHTS (0.0%)
   Liberty Media International, Cl A Right, Expires 8/23/04...................         3,866              23
   Wiltel Contingent Sale Right, Expires 10/21/04*............................       206,200              --
                                                                                                    --------
TOTAL RIGHTS
  (Cost $0)...................................................................                            23
                                                                                                    --------
WARRANTS (0.0%)
   Washington Mutual, Expires 11/22/05*(A)....................................        70,900               8
                                                                                                    --------
TOTAL WARRANTS
  (Cost $0)...................................................................                             8
                                                                                                    --------
CERTIFICATES OF DEPOSIT (0.1%)
   Hudson United Bank
      3.500%, 05/13/08........................................................      $    270             264
                                                                                                    --------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $270).................................................................                           264
                                                                                                    --------
U.S. TREASURY OBLIGATIONS (7.7%)
   U.S. Treasury Bills (B)
      1.654%, 01/20/05........................................................         1,037           1,029
      1.314%, 11/12/04........................................................         5,999           5,974
      0.944%, 09/23/04........................................................         6,313           6,301
      0.903%, 08/12/04........................................................            70              70
   U.S. Treasury Notes
      5.875%, 11/15/04........................................................         4,000           4,049
      1.626%, 12/23/04........................................................         1,218           1,210
                                                                                                    --------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $18,606)..............................................................                        18,633
                                                                                                    --------


                                       3

SCHEDULE OF INVESTMENTS                                                                      FMC SELECT FUND
July 31, 2004                                                                                    (Unaudited)


                                                                                      Face            Market
                                                                                     Amount           Value
                                                                                     (000)            (000)
------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (7.5%)
   Ameritech Capital Funding
      9.100%, 06/01/16........................................................        $  700        $    854
   Aramark Services
      8.150%, 05/01/05........................................................           135             140
      7.000%, 07/15/06........................................................           160             170
      7.000%, 05/01/07........................................................            10              11
      6.375%, 02/15/08........................................................           190             204
   Archstone-Smith Trust
      7.250%, 08/15/09........................................................           388             401
   Block Financial
      6.750%, 11/01/04........................................................           615             623
   Blyth
      5.500%, 11/01/13........................................................           750             743
   ChevronTexaco
      8.110%, 12/01/04........................................................           192             196
   Colgate-Palmolive, MTN, Ser D
      7.840%, 05/15/07........................................................           235             263
   CSX Transportation, Ser 93-A
      6.400%, 03/15/06........................................................           500             529
   Dow Chemical, Ser 92-A2
      8.040%, 07/02/05........................................................            55              57
   Eastman Kodak
      9.750%, 10/01/04........................................................           300             303
   Ford Motor Credit
      6.875%, 02/01/06........................................................           800             839
   Geico
      7.500%, 04/15/05........................................................           200             207
   General Electric Capital
      8.850%, 04/01/05........................................................           250             261
   General Motors, Ser 91-A2
      8.950%, 07/02/09........................................................           186             201
   GTE
      6.460%, 04/15/08........................................................           600             649
   Household Finance
      6.500%, 12/15/12........................................................         1,000           1,008
   HRPT Properties Trust
      6.500%, 01/15/13........................................................           500             520
   Lubrizol
      5.875%, 12/01/08........................................................           245             248
   May Department Stores
      9.750%, 02/15/21........................................................           353             447
   McCormick, MTN, Ser A
      6.240%, 02/01/06........................................................           250             262
   Midamerican Energy Company, MTN
      6.375%, 06/15/06........................................................           100             105
   Mohawk Industries Incorporated, Cl D
      7.200%, 04/15/12........................................................         1,400           1,566


                                       4

SCHEDULE OF INVESTMENTS                                                                      FMC SELECT FUND
July 31, 2004                                                                                    (Unaudited)


                                                                                      Face            Market
                                                                                     Amount           Value
                                                                                     (000)            (000)
------------------------------------------------------------------------------------------------------------
   Procter & Gamble, ESOT, Ser A
      9.360%, 01/01/21........................................................        $  700        $    920
   Ralcorp Holdings
      8.750%, 09/15/04........................................................           875             882
   Ryder System, Ser O
      6.500%, 05/15/05........................................................           250             257
   Simon Property Group
      6.875%, 11/15/06........................................................           400             424
   Southwestern Bell Telephone, MTN, Cl C
      6.970%, 08/07/06........................................................           500             535
   Transamerica Financial, MTN, Ser E
      7.140%, 08/15/05........................................................           565             591
   Union Pacific
      7.600%, 05/01/05........................................................           250             259
      4.698%, 01/02/24........................................................           150             141
   UST
      7.250%, 06/01/09........................................................           500             556
   Waddell & Reed Financial
      7.500%, 01/18/06........................................................           255             271
   Wal-Mart Stores, Ser A-2
      8.850%, 01/02/15........................................................           450             568
   Whirlpool
      7.750%, 07/15/16........................................................         1,000           1,170
   Wilmington Trust
      6.625%, 05/01/08........................................................           755             825
                                                                                                    --------
TOTAL CORPORATE OBLIGATIONS
  (Cost $17,953)..............................................................                        18,206
                                                                                                    --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (2.7%)
   Export Funding Trust, Cl A, Ser A
      7.890%, 02/15/05........................................................            50              51
   Federal Home Loan Mortgage Corporation
      4.750%, 10/11/12........................................................           500             490
      1.900%, 06/09/08........................................................           500             500
   Federal National Mortgage Association
      5.500%, 01/01/09........................................................            81              83
      5.000%, 03/25/18........................................................           180             175
      4.000%, 03/25/33........................................................           297             296
   Federal National Mortgage Association, Pool #2003-120
      4.000%, 03/25/19........................................................           550             531
   Federal National Mortgage Association, Pool #386240
      4.480%, 07/01/13........................................................         1,233           1,233
   Government National Mortgage Association
      6.000%, 09/20/20........................................................           594             595
      5.500%, 07/20/20........................................................           200             195
      3.600%, 01/20/29........................................................           255             253
   Government National Mortgage Association, Pool #2004-58
      5.500%, 10/16/13........................................................           150             157


                                       5

SCHEDULE OF INVESTMENTS                                                                      FMC SELECT FUND
July 31, 2004                                                                                    (Unaudited)


                                                                                      Face            Market
                                                                                     Amount           Value
                                                                                     (000)            (000)
------------------------------------------------------------------------------------------------------------
   Government Trust Certificate, Ser 95-A
      8.010%, 03/01/07........................................................        $   97        $    104
   Guaranteed Export Trust , Cl A, Ser B
      7.460%, 12/15/05........................................................            65              67
   Guaranteed Trade Trust, Cl A, Ser A
      7.020%, 09/01/04........................................................            13              13
   Housing and Urban Development, Ser 99-A
      5.750%, 08/01/06........................................................           265             279
   NIH Neuroscience Center, Ser B
      6.680%, 02/15/09........................................................           585             627
   Private Export Funding, Ser G
      6.670%, 09/15/09........................................................           225             250
   Small Business Administration, Ser 96-D
      6.150%, 04/01/18........................................................           205             216
   Small Business Administration, Ser 96-F
      6.500%, 11/01/06........................................................            45              46
   Small Business Administration, Ser 97-L
      6.550%, 12/01/17........................................................           224             238
                                                                                                    --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $6,341)...............................................................                         6,399
                                                                                                    --------
COMMERCIAL MORTGAGE OBLIGTATIONS (1.2%)
   Asset Securitization, Cl 1997-MD7, Ser A2 (C)
      7.471%, 01/13/30........................................................         1,000           1,085
   Bear Stearns Commercial Mortgage Securities, Cl A1, Ser 2001-Top 2
      6.080%, 02/15/35........................................................           432             456
   Credit Suisse First Boston Mortgage Securities Corporation, Cl A3, Ser
      2001-CK1
      6.380%, 12/16/35........................................................           500             543
   Morgan Stanley Dean Witter Capital 1, Cl A2, Ser 2001-Top 1
      6.320%, 02/15/33........................................................           407             431
   Secured Finance
      9.050%, 12/15/04........................................................           446             456
                                                                                                    --------
TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
  (Cost $2,955)...............................................................                         2,971
                                                                                                    --------
EQUIPMENT TRUST OBLIGATIONS (0.7%)
   Continental Airlines, Ser 02-1
      6.563%, 02/15/12........................................................           900             943
   Continental Airlines, Ser 98-3
      6.320%, 11/01/08........................................................           100              97
   Union Tank Car, MTN, Ser A
      6.630%, 10/03/04........................................................           410             413


                                       6

SCHEDULE OF INVESTMENTS                                                                      FMC SELECT FUND
July 31, 2004                                                                                    (Unaudited)


                                                                                      Face            Market
                                                                                     Amount           Value
                                                                                     (000)            (000)
------------------------------------------------------------------------------------------------------------
   Union Tank Car, Ser 95-A
      6.580%, 01/02/05........................................................        $  182        $    185
                                                                                                    --------
TOTAL EQUIPMENT TRUST OBLIGATIONS
  (Cost $1,596)...............................................................                         1,638
                                                                                                    --------
RESIDENTIAL MORTGAGE OBLIGATIONS (0.4%)
   Countrywide Home Loans, Cl 2A2, Ser 32
      5.000%, 01/25/18........................................................           322             324
   GSR Mortgage Loan Trust, Cl A1, Ser 2003-6F
      3.000%, 09/25/32........................................................           232             231
   Wells Fargo Mortgage Backed Securities Trust, Cl A9, Ser 2003-8
      4.500%, 08/25/18........................................................           500             471
                                                                                                    --------
TOTAL RESIDENTIAL MORTGAGE OBLIGATIONS
  (Cost $1,034)...............................................................                         1,026
                                                                                                    --------
OTHER ASSET-BACKED OBLIGATIONS (0.3%)
   Citibank Credit Card Master Trust I, Cl A, Ser 2
      6.050%, 01/15/10........................................................           480             517
   Union Financial Services, Taxable Student Loan, Cl 1998-A, Ser A8
      5.500%, 09/01/05........................................................             8               8
   Union Financial Services, Taxable Student Loan, Cl 1998-A, Ser A9
      5.730%, 12/01/05........................................................           290             293
                                                                                                    --------
TOTAL OTHER ASSET-BACKED OBLIGATIONS
  (Cost $764).................................................................                           818
                                                                                                    --------
TOTAL INVESTMENTS (100.8%)
  (Cost $200,926)+............................................................                       244,412
                                                                                                    --------
OTHER ASSETS AND LIABILITIES, NET (-0.8%) ....................................                       (1,986)
                                                                                                    --------
NET ASSETS:
                                                                                                    --------
TOTAL NET ASSETS (100.0%).....................................................                      $242,426
                                                                                                    ========

* NON-INCOME PRODUCING SECURITY
+ AT JULY 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $200,926,106, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $49,979,775 AND $(6,493,720), RESPECTIVELY.
(A) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND HAS NO STRIKE PRICE OR EXPIRATION DATE.
(B) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(C) VARIABLE RATE SECURITY -- RATE SHOWN IS THE RATE IN EFFECT AS OF JULY 31, 2004.
ADR -- AMERICAN DEPOSITARY RECEIPT


                                       7

SCHEDULE OF INVESTMENTS                                                                      FMC SELECT FUND
July 31, 2004                                                                                    (Unaudited)


CL -- CLASS
CV -- CONVERTIBLE SECURITY
ESOT -- EMPLOYEE STOCK OWNERSHIP TRUST
MTN -- MEDIUM TERM NOTE
SER -- SERIES

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES


(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          The Advisors' Inner Circle Fund


By (Signature and Title)*             /s/ James F. Volk
                                      -----------------
                                      James F. Volk, President

Date 09/20/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ James F. Volk
                                      -----------------
                                      James F. Volk, President

Date 09/20/04


By (Signature and Title)*             /s/ Jennifer E. Spratley
                                      ------------------------
                                      Jennifer E. Spratley, Controller and Chief
                                      Financial Officer

Date 09/20/04
* Print the name and title of each signing officer under his or her signature.